Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivable	$ 249,383	$ 816,226
Grants receivable		22,276
Current Trade and Grants Receivable	$ 249,383	$ 838,502